UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 E. Michigan St
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Diamond Hill Valuation-Weighted 500 ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Consumer Discretionary - 14.9%
49	Advance Auto Parts, Inc.	$7,307
433	Amazon.com, Inc. (a)	362,555
186	Aramark	7,074
25	AutoZone, Inc. (a)	19,209
156	Bed Bath & Beyond, Inc.	6,725
306	Best Buy Company, Inc.	11,683
204	BorgWarner, Inc.	7,177
131	CarMax, Inc. (a)	6,989
898	Carnival Corporation	43,840
507	CBS Corporation	27,753
175	Charter Communications, Inc. (a)	47,245
2,054	Comcast Corporation	136,262
353	D.R. Horton, Inc.	10,661
126	Darden Restaurants, Inc.	7,726
277	Delphi Automotive plc	19,756
587	Discovery Communications, Inc. (a)	15,802
203	DISH Network Corporation (a)	11,120
272	Dollar General Corporation	19,037
240	Dollar Tree, Inc. (a)	18,943
121	Expedia, Inc.	14,123
96	Foot Locker, Inc.	6,501
3,169	Ford Motor Company	38,250
370	Gap, Inc.	8,229
2,611	General Motors Company	82,951
88	Genuine Parts Company	8,840
228	Goodyear Tire & Rubber Company	7,364
362	H&R Block, Inc.	8,380
556	Hanesbrands, Inc.	14,039
171	Harley-Davidson, Inc.	8,993
106	Hasbro, Inc.	8,409
884	Hilton Worldwide Holdings, Inc.	20,270
1,186	Home Depot, Inc.	152,614
477	International Game Technology plc	11,629
334	Interpublic Group of Companies, Inc.	7,465
1,054	Johnson Controls International plc	49,036
179	Kohl’s Corporation	7,831
177	L Brands, Inc.	12,526
318	Las Vegas Sands Corporation	18,298
75	Lear Corporation	9,092
243	Lennar Corporation	10,289
352	Liberty Interactive Corporation, QVC Group (a)	7,044
244	LKQ Corporation (a)	8,652
989	Lowe’s Companies, Inc.	71,416
282	Macy’s, Inc.	10,448
324	Marriott International, Inc.	21,801
654	McDonald’s Corporation	75,445
183	Michael Kors Holdings, Ltd. (a)	8,563
55	Mohawk Industries, Inc. (a)	11,019
447	Netflix, Inc. (a)	44,052
367	Newell Rubbermaid, Inc.	19,326
588	News Corporation	8,220
1,441	Nike, Inc.	75,869
560	Norwegian Cruise Line Holdings, Ltd. (a)	21,112
5	NVR, Inc. (a)	8,199
171	Omnicom Group, Inc.	14,535
74	O’Reilly Automotive, Inc. (a)	20,728
39	Priceline Group, Inc. (a)	57,388

325	PulteGroup, Inc.	6,513
318	Ross Stores, Inc.	20,447
334	Royal Caribbean Cruises, Ltd.	25,033
128	Scripps Networks Interactive, Inc.	8,127
120	Signet Jewelers, Ltd.	8,944
5,131	Sirius XM Holdings, Inc. (a)	21,396
1,163	Starbucks Corporation	62,965
626	Target Corporation	42,994
1,091	Thomson Reuters Corporation	45,146
864	Time Warner, Inc.	68,783
510	TJX Companies, Inc.	38,138
140	Tractor Supply Company	9,429
1,977	Twenty-First Century Fox, Inc.	47,883
53	Ulta Salon Cosmetics & Fragrance, Inc. (a)	12,613
206	Under Armour, Inc. (a)	7,968
292	V.F. Corporation	16,367
358	Viacom, Inc.	13,640
1,440	Walt Disney Company	133,718
82	Whirlpool Corporation	13,297
92	Wyndham Worldwide Corporation	6,194
255	Yum! Brands, Inc.	23,157
		2,408,562
	Consumer Staples - 10.1%
1,337	Altria Group, Inc.	84,538
337	Archer-Daniels-Midland Company	14,211
244	Brown-Forman Corporation	11,575
180	Bunge, Ltd.	10,661
171	Campbell Soup Company	9,354
186	Church & Dwight Company, Inc.	8,913
90	Clorox Company	11,266
1,456	Coca-Cola Company	61,618
519	Colgate-Palmolive Company	38,479
265	ConAgra Foods, Inc.	12,484
168	Constellation Brands, Inc.	27,970
296	Costco Wholesale Corporation	45,143
1,044	CVS Health Corporation	92,906
101	Dr Pepper Snapple Group, Inc.	9,222
221	Estee Lauder Companies, Inc.	19,572
392	General Mills, Inc.	25,041
163	Hershey Company	15,583
391	Hormel Foods Corporation	14,831
51	Ingredion, Inc.	6,786
90	J. M. Smucker Company	12,199
184	Kellogg Company	14,254
271	Kimberly-Clark Corporation	34,184
2,221	Kraft Heinz Company	198,802
971	Kroger Company	28,819
79	McCormick & Company, Inc.	7,894
118	Mead Johnson Nutrition Company	9,323
97	Molson Coors Brewing Company	10,651
1,068	Mondelez International, Inc.	46,885
181	Monster Beverage Corporation (a)	26,573
913	Pepsico, Inc.	99,307
970	Philip Morris International, Inc.	94,303
123	Post Holdings, Inc. (a)	9,492
1,553	Procter & Gamble Company	139,382
1,377	Reynolds American, Inc.	64,925
54	Spectrum Brands Holdings, Inc.	7,435
531	Sysco Corporation	26,024
409	Tyson Foods, Inc.	30,540
337	US Foods Holding Corporation (a)	7,957
1,014	Walgreens Boots Alliance, Inc.	81,749
2,199	Wal-Mart Stores, Inc.	158,592
160	WhiteWave Foods Company (a)	8,709
		1,638,152

	Energy - 5.1%
116	Anadarko Petroleum Corporation	7,350
288	Baker Hughes, Inc.	14,535
89	Buckeye Partners LP	6,372
538	Cheniere Energy Partners LP	15,742
246	Cheniere Energy, Inc. (a)	10,726
970	Chevron Corporation	99,832
83	Cimarex Energy Company	11,153
73	Concho Resources, Inc. (a)	10,026
452	ConocoPhillips	19,648
349	CONSOL Energy, Inc. (a)	6,701
171	Devon Energy Corporation	7,543
255	Enbridge Energy Partners LP	6,485
1,538	Energy Transfer Equity LP	25,823
561	Energy Transfer Partners LP	20,757
1,303	Enterprise Products Partners LP	36,002
120	EOG Resources, Inc.	11,605
2,026	Exxon Mobil Corporation	176,829
381	Halliburton Company	17,099
130	Hess Corporation	6,971
864	Kinder Morgan, Inc.	19,984
143	Magellan Midstream Partners LP	10,116
569	Marathon Oil Corporation	8,996
425	Marathon Petroleum Corporation	17,251
231	MPLX LP	7,822
179	Newfield Exploration Company (a)	7,779
227	Occidental Petroleum Corporation	16,553
217	ONEOK Partners LP	8,669
162	ONEOK, Inc.	8,325
386	Phillips 66	31,092
78	Pioneer Natural Resources Company	14,481
226	Plains All American Pipeline LP	7,099
292	Rice Energy, Inc. (a)	7,624
368	Schlumberger, Ltd.	28,939
2,703	SeaDrill, Ltd. (a)	6,406
417	Spectra Energy Corporation	17,827
194	Spectra Energy Partners LP	8,476
266	Sunoco Logistics Partners LP	7,557
100	Tesoro Corporation	7,956
960	Transocean, Ltd. (a)	10,234
435	Valero Energy Corporation	23,055
212	Western Gas Equity Partners LP	9,008
429	Williams Companies, Inc.	13,183
293	Williams Partners LP	10,897
		820,528
	Financials - 15.4%
76	Affiliated Managers Group, Inc. (a)	10,997
477	AFLAC, Inc.	34,282
344	Allstate Corporation	23,798
567	Ally Financial, Inc.	11,039
356	American Equity Investment Life Holding Co.	6,312
855	American Express Company	54,754
108	American Financial Group, Inc.	8,100
1,224	American International Group, Inc.	72,632
144	Ameriprise Financial, Inc.	14,367
344	Aon plc	38,697
86	Arch Capital Group, Ltd. (a)	6,816
280	Arthur J Gallagher & Company	14,244
73	Assurant, Inc.	6,734
10,690	Bank of America Corporation	167,298
926	Bank of New York Mellon Corporation	36,929
654	BB&T Corporation	24,669
969	Berkshire Hathaway, Inc. (a)	139,991
147	BlackRock, Inc.	53,282
837	Blackstone Group LP	21,369

175	Brown & Brown, Inc.	6,599
512	Capital One Financial Corporation	36,777
94	CBOE Holdings, Inc.	6,096
257	CBRE Group, Inc. (a)	7,191
1,139	Charles Schwab Corporation	35,958
320	Chubb, Ltd.	40,208
226	CIT Group, Inc.	8,204
3,207	Citigroup, Inc.	151,467
527	Citizens Financial Group, Inc.	13,022
228	CME Group, Inc.	23,831
290	CNA Financial Corporation	9,979
470	Discover Financial Services	26,578
41	Everest Re Group, Ltd.	7,789
46	FactSet Research Systems, Inc.	7,457
673	Fifth Third Bancorp	13,770
115	First Republic Bank	8,868
349	FNF Group	12,882
356	Franklin Resources, Inc.	12,663
1,839	Genworth Financial, Inc. (a)	9,121
431	Goldman Sachs Group, Inc.	69,507
494	Hartford Financial Services Group, Inc.	21,153
697	Huntington Bancshares, Inc.	6,872
423	Invesco, Ltd.	13,227
3,480	JPMorgan Chase & Company	231,733
716	KeyCorp	8,714
302	Lincoln National Corporation	14,188
270	Loews Corporation	11,110
123	M&T Bank Corporation	14,280
670	Marsh & McLennan Companies, Inc.	45,057
1,602	MetLife, Inc.	71,177
247	Moody’s Corporation	26,745
1,802	Morgan Stanley	57,772
102	MSCI, Inc.	8,562
635	Navient Corporation	9,188
193	Northern Trust Corporation	13,122
405	PNC Financial Services Group, Inc.	36,486
263	Principal Financial Group, Inc.	13,547
523	Progressive Corporation	16,475
707	Prudential Financial, Inc.	57,727
106	Raymond James Financial, Inc.	6,170
1,094	Regions Financial Corporation	10,798
95	Reinsurance Group of America, Inc.	10,254
332	S&P Global, Inc.	42,018
154	SEI Investments Company	7,024
386	State Street Corporation	26,877
477	SunTrust Banks, Inc.	20,893
654	Synchrony Financial	18,312
169	T. Rowe Price Group, Inc.	11,239
480	TD Ameritrade Holding Corporation	16,915
104	Torchmark Corporation	6,645
314	Travelers Companies, Inc.	35,969
263	Unum Group	9,287
1,427	US Bancorp	61,204
443	Voya Financial, Inc.	12,767
4,968	Wells Fargo & Company	219,983
15	White Mountains Insurance Group, Ltd.	12,450
166	Willis Towers Watson plc	22,040
325	XL Group, Ltd.	10,930
		2,493,187
	Health Care - 12.8%
1,317	Abbott Laboratories	55,696
1,631	AbbVie, Inc.	102,867
318	Aetna, Inc.	36,713
232	Agilent Technologies, Inc.	10,925
150	Alexion Pharmaceuticals, Inc. (a)	18,381

290	AmerisourceBergen Corporation	23,426
598	Amgen, Inc.	99,752
264	Anthem, Inc.	33,082
175	Baxter International, Inc.	8,330
192	Becton, Dickinson and Company	34,508
209	Biogen, Inc. (a)	65,423
742	Boston Scientific Corporation (a)	17,660
1,107	Bristol-Myers Squibb Company	59,689
33	C.R. Bard, Inc.	7,401
252	Cardinal Health, Inc.	19,580
843	Celgene Corporation (a)	88,119
166	Centene Corporation (a)	11,115
262	Cerner Corporation (a)	16,178
209	Cigna Corporation	27,237
35	Cooper Companies, Inc.	6,274
129	DaVita HealthCare Partners, Inc. (a)	8,523
97	DENTSPLY SIRONA, Inc.	5,765
153	Edwards Lifesciences Corporation (a)	18,446
610	Eli Lilly & Company	48,959
291	Endo International plc (a)	5,864
610	Express Scripts Holding Company (a)	43,023
1,635	Gilead Sciences, Inc.	129,361
427	HCA Holdings, Inc. (a)	32,294
53	Henry Schein, Inc. (a)	8,638
169	Hologic, Inc. (a)	6,562
127	Humana, Inc.	22,465
94	Illumina, Inc. (a)	17,076
173	Incyte Corporation (a)	16,312
21	Intuitive Surgical, Inc. (a)	15,221
1,905	Johnson & Johnson	225,038
78	Laboratory Corporation of America Holdings (a)	10,723
193	Mallinckrodt plc (a)	13,468
220	McKesson Corporation	36,685
954	Medtronic plc	82,426
1,397	Merck & Company, Inc.	87,187
18	Mettler-Toledo International, Inc. (a)	7,557
559	Mylan NV (a)	21,309
3,818	Pfizer, Inc.	129,316
113	Quest Diagnostics, Inc.	9,563
79	Quintiles Transnational Holdings, Inc. (a)	6,404
72	Regeneron Pharmaceuticals, Inc. (a)	28,945
193	St. Jude Medical, Inc.	15,394
271	Stryker Corporation	31,547
307	Thermo Fisher Scientific, Inc.	48,831
57	United Therapeutics Corporation (a)	6,731
904	UnitedHealth Group, Inc.	126,560
75	Universal Health Services, Inc.	9,241
48	Waters Corporation (a)	7,608
117	WellCare Health Plans, Inc. (a)	13,700
125	Zimmer Biomet Holdings, Inc.	16,253
364	Zoetis, Inc.	18,932
		2,074,283
	Industrials - 9.9%
434	3M Company	76,484
42	Acuity Brands, Inc.	11,113
147	Alaska Air Group, Inc.	9,681
370	American Airlines Group, Inc.	13,546
171	AMETEK, Inc.	8,170
69	AO Smith Corporation	6,817
516	Boeing Company	67,978
62	Carlisle Companies, Inc.	6,359
285	Caterpillar, Inc.	25,299
124	CH Robinson Worldwide, Inc.	8,737
91	Cintas Corporation	10,247
812	CSX Corporation	24,766

101	Cummins, Inc.	12,943
406	Danaher Corporation	31,826
213	Deere & Company	18,180
1,278	Delta Air Lines, Inc.	50,302
86	Dover Corporation	6,333
347	Eaton Corporation plc	22,801
383	Emerson Electric Company	20,877
69	Equifax, Inc.	9,286
130	Expeditors International of Washington, Inc.	6,698
192	Fastenal Company	8,022
283	FedEx Corporation	49,434
202	Fortive Corporation	10,282
162	Fortune Brands Home & Security, Inc.	9,412
253	General Dynamics Corporation	39,255
8,791	General Electric Company	260,389
264	HD Supply Holdings, Inc. (a)	8,443
668	Honeywell International, Inc.	77,882
47	Huntington Ingalls Industries, Inc.	7,211
262	Illinois Tool Works, Inc.	31,398
104	JB Hunt Transport Services, Inc.	8,439
101	Kansas City Southern	9,425
50	L-3 Communications Holdings, Inc.	7,536
41	Lennox International, Inc.	6,438
220	Lockheed Martin Corporation	52,738
107	Macquarie Infrastructure Corp.	8,907
283	Masco Corporation	9,710
329	Navistar International Corporation (a)	7,531
316	Nielsen Holdings plc	16,928
268	Norfolk Southern Corporation	26,012
122	Northrop Grumman Corporation	26,102
287	PACCAR, Inc.	16,870
90	Parker-Hannifin Corporation	11,298
105	Pentair plc	6,745
223	Raytheon Company	30,357
250	Republic Services, Inc.	12,613
76	Rockwell Automation, Inc.	9,298
102	Rockwell Collins, Inc.	8,603
68	Roper Technologies, Inc.	12,408
54	Snap-on, Inc.	8,206
717	Southwest Airlines Company	27,884
154	Spirit AeroSystems Holdings, Inc. (a)	6,859
118	Stanley Black & Decker, Inc.	14,512
207	Textron, Inc.	8,228
58	TransDigm Group, Inc. (a)	16,769
650	Union Pacific Corporation	63,395
269	United Continental Holdings, Inc. (a)	14,114
664	United Parcel Service, Inc.	72,615
99	United Rentals, Inc. (a)	7,771
659	United Technologies Corporation	66,954
118	Verisk Analytics, Inc. (a)	9,591
41	W.W. Grainger, Inc.	9,218
272	Waste Management, Inc.	17,343
225	XPO Logistics, Inc. (a)	8,251
129	Xylem, Inc.	6,766
		1,596,605
	Information Technology - 21.6%
519	Accenture plc	63,406
337	Activision Blizzard, Inc.	14,929
512	Adobe Systems, Inc. (a)	55,573
53	Alliance Data Systems Corporation (a)	11,370
564	Alphabet, Inc. (a)	453,490
203	Amphenol Corporation	13,179
241	Analog Devices, Inc.	15,533
4,821	Apple, Inc.	545,014
1,312	Applied Materials, Inc.	39,557

357	Automatic Data Processing, Inc.	31,487
447	Broadcom, Ltd.	77,116
113	Broadridge Financial Solutions, Inc.	7,660
188	CA, Inc.	6,219
4,000	Cisco Systems, Inc.	126,880
120	Citrix Systems, Inc. (a)	10,226
514	Cognizant Technology Solutions Corporation (a)	24,523
216	CommScope Holding Company, Inc. (a)	6,504
355	Corning, Inc.	8,396
1	Dell Technologies, Inc. - VMware, Inc. (a)	45
741	eBay, Inc. (a)	24,379
374	Electronic Arts, Inc. (a)	31,940
3,090	Facebook, Inc. (a)	396,354
266	Fidelity National Information Services, Inc.	20,490
1,581	First Data Corporation (a)	20,806
155	Fiserv, Inc. (a)	15,418
74	FleetCor Technologies, Inc. (a)	12,856
87	Global Payments, Inc.	6,678
92	Harris Corporation	8,428
1,387	Hewlett Packard Enterprise Company	31,554
807	HP, Inc.	12,533
3,499	Intel Corporation	132,087
603	International Business Machines Corporation	95,787
204	Intuit, Inc.	22,442
340	Juniper Networks, Inc.	8,180
112	KLA-Tencor Corporation	7,808
154	Lam Research Corporation	14,585
140	Linear Technology Corporation	8,301
108	LinkedIn Corporation (a)	20,641
795	MasterCard, Inc.	80,907
206	Maxim Integrated Products, Inc.	8,226
133	Microchip Technology, Inc.	8,265
553	Micron Technology, Inc. (a)	9,832
4,642	Microsoft Corporation	267,379
207	Motorola Solutions, Inc.	15,790
416	NVIDIA Corporation	28,504
3,004	Oracle Corporation	117,997
231	Paychex, Inc.	13,368
912	Paypal Holdings, Inc. (a)	37,365
1,038	QUALCOMM, Inc.	71,103
115	Red Hat, Inc. (a)	9,295
537	salesforce.com, Inc. (a)	38,304
257	Skyworks Solutions, Inc.	19,568
259	Symantec Corporation	6,501
724	TE Connectivity, Ltd.	46,611
678	Texas Instruments, Inc.	47,582
160	Total System Services, Inc.	7,544
134	Vantiv, Inc. (a)	7,540
2,276	Visa, Inc.	188,225
293	VMware, Inc. (a)	21,492
243	Western Digital Corporation	14,208
351	Western Union Company	7,308
191	Xilinx, Inc.	10,379
319	Yahoo!, Inc. (a)	13,749
		3,499,416
	Materials - 2.7%
161	Air Products & Chemicals, Inc.	24,205
1,030	Alcoa, Inc.	10,444
163	Berry Plastics Group, Inc. (a)	7,148
155	Celanese Corporation	10,317
1,096	Dow Chemical Company	56,806
716	E.I. du Pont de Nemours and Company	47,950
106	Eastman Chemical Company	7,174
216	Ecolab, Inc.	26,292
45	International Flavors & Fragrances, Inc.	6,434

232	International Paper Company	11,131
387	LyondellBasell Industries NV	31,215
67	Martin Marietta Materials, Inc.	12,000
270	Monsanto Company	27,594
383	Newmont Mining Corporation	15,048
268	Nucor Corporation	13,253
874	Platform Specialty Products Corporation (a)	7,088
239	PPG Industries, Inc.	24,703
193	Praxair, Inc.	23,320
175	Sealed Air Corporation	8,018
86	Sherwin-Williams Company	23,793
240	Southern Copper Corporation	6,312
330	Steel Dynamics, Inc.	8,247
71	Valspar Corporation	7,531
159	Vulcan Materials Company	18,083
		434,106
	Real Estate - 1.7%
283	American Tower Corporation (b)	32,072
921	Annaly Capital Management, Inc. (b)	9,670
65	AvalonBay Communities, Inc. (b)	11,560
165	Crown Castle International Corporation (b)	15,545
70	Digital Realty Trust, Inc. (b)	6,798
39	Equinix, Inc. (b)	14,050
152	Equity Residential (b)	9,778
36	Essex Property Trust, Inc. (b)	8,017
70	Extra Space Storage, Inc. (b)	5,559
193	Gaming and Leisure Properties, Inc. (b)	6,456
453	General Growth Properties, Inc. (b)	12,503
250	HCP, Inc. (b)	9,487
262	Kimco Realty Corporation (b)	7,585
248	Prologis, Inc. (b)	13,278
90	Public Storage (b)	20,083
105	Realty Income Corporation (b)	7,028
186	Simon Property Group, Inc. (b)	38,504
205	Ventas, Inc. (b)	14,479
790	VEREIT, Inc. (b)	8,192
261	Welltower, Inc. (b)	19,515
426	Weyerhaeuser Company (b)	13,606
		283,765
	Telecommunication Services - 2.9%
4,197	AT&T, Inc.	170,440
449	CenturyLink, Inc.	12,316
1,356	Frontier Communications Corporation	5,641
202	Level 3 Communications, Inc. (a)	9,369
61	SBA Communications Corporation (a)	6,842
8,595	Sprint Corporation (a)	56,985
985	T-Mobile US, Inc. (a)	46,019
2,989	Verizon Communications, Inc.	155,368
240	Zayo Group Holdings, Inc. (a)	7,130
		470,110
	Utilities - 2.5%
764	AES Corporation	9,817
131	Ameren Corporation	6,443
370	American Electric Power Company, Inc.	23,758
121	American Water Works Company, Inc.	9,056
224	Consolidated Edison, Inc.	16,867
435	Dominion Resources, Inc.	32,307
159	DTE Energy Company	14,894
496	Duke Energy Corporation	39,700
191	Edison International	13,800
137	Entergy Corporation	10,512
247	Eversource Energy	13,382
762	Exelon Corporation	25,367
433	FirstEnergy Corporation	14,324
418	NextEra Energy, Inc.	51,130

364	PG&E Corporation	22,266
329	PPL Corporation	11,374
368	Public Service Enterprise Group	15,408
133	SCANA Corporation	9,625
684	Southern Company	35,089
347	WEC Energy Group, Inc.	20,778
396	Xcel Energy, Inc.	16,291
		412,188
	TOTAL COMMON STOCKS (Cost $15,413,273)	16,130,902

	SHORT-TERM INVESTMENTS - 0.2%
28,545	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.29% *	28,545
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,545)	28,545

	TOTAL INVESTMENTS - 99.8% (Cost $15,441,818)	16,159,447
	Other Assets in Excess of Liabilities - 0.2%	26,343
	NET ASSETS - 100.0%	$16,185,790

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Real Estate Investment Trust (REIT)
*	Rate shown is the annualized seven-day yield as of September 30, 2016

The Global Industry Classification Standard(GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Cost of investments	$15,441,818
Gross unrealized appreciation	1,287,717
Gross unrealized depreciation	(570,088)
Net unrealized depreciation	$717,629

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,130,902	$-	$-	$16,130,902
Short-Term Investments	28,545	-	-	28,545
Total Investments in Securities	$16,159,447	$-	$-	$16,159,447
^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)      /s/ Paul Fearday
Paul R. Fearday, President (principal executive officer)

Date             11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul Fearday
Paul R. Fearday, President (principal executive officer)

Date             11/29/16

By (Signature and Title)*       /s/ Kristen Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date             11/29/16

* Print the name and title of each signing officer under his or her signature.